Statement of cash flows	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Statement of cash flows

44.	Statement of cash flows

(a)	Cash and cash equivalents in the consolidated statements of cash flows as of December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Cash and due from banks at amortized cost	~~W~~	28,435,818	33,420,549	28,471,127
Adjustments:
Due from financial institutions with a maturity over three months from date of acquisition		(3,349,719)	(2,488,156)	(1,490,600)
Restricted due from banks		(16,506,925)	(21,969,411)	(13,896,642)

	~~W~~	8,579,174	8,962,982	13,083,885

(b)	Significant non-cash activities for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Investment conversion	~~W~~	224,093	58,528	32,239
Transfers from construction-in-progress to property and equipment		76,004	56,575	18,748
Transfers between property and equipment and investment property		104,573	4,064	73,773
Transfers between assets held for sale and property and equipment		455	31,633	1,022
Transfers between investment property and assets held for sale		15,795	910	2,238
Accounts payable for purchase of intangible assets, etc.		472,798	137,476	137,058
Transaction for right-of-use assets		1,376,764	281,785	289,995
Exchange of shares related to acquisition of subsidiaries		—	629,449	—
Exchange of shares related to disposal of treasury stocks		—	287,669	—

(c)	Changes in assets and liabilities arising from financing activities for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Total
Beginning balance	~~W~~	(5,822)	34,863,156	75,363,364	1,104,259	111,324,957
Changes from cash flows		43,676	7,465,106	(28,372)	(781,867)	6,698,543
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	22,836	437,627	14,504	474,967
Changes in foreign currency		—	271,179	(417,151)	—	(145,972)
Other non-financial change		(126,638)	(1,037,213)	(221,074)	256,426	(1,128,499)
Business combination(Note47)		—	9,000	—	839	9,839

Ending balance	~~W~~	(88,784)	41,594,064	75,134,394	594,161	117,233,835

	2021
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Total
Beginning balance	~~W~~	(88,784)	41,594,064	75,134,394	594,161	117,233,835
Changes from cash flows		12,667	849,212	4,417,830	(275,273)	5,004,436
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	(71,390)	9,257	10,873	(51,260)
Changes in foreign currency		—	193,892	779,919	—	973,811
Other non-financial change		(5,290)	601,287	(192,037)	282,929	686,889

Ending balance	~~W~~	(81,407)	43,167,065	80,149,363	612,690	123,847,711